INVENTORIES (TABLES)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:
	As of March 31,
	2012	2013
	$	$

Raw materials	3,033	1,770
Work in progress	294	287
Finished goods	643	900

	3,970	2,957